Subsequent Events - Additional Information (Detail)	12 Months Ended	0 Months Ended													1 Months Ended
	Dec. 31, 2013 Teekay Offshore [Member] USD ($)	Jan. 23, 2014 Tanker Investments Limited [Member] Subsequent Events [Member] USD ($)	Jan. 23, 2014 Tanker Investments Limited [Member] Subsequent Events [Member] Series A- One Preferred Stock [Member]	Jan. 23, 2014 Tanker Investments Limited [Member] Subsequent Events [Member] Series A- Two Preferred Stock [Member]	Mar. 31, 2014 Tanker Investments Limited [Member] Teekay Tankers [Member] Subsequent Events [Member]	Mar. 31, 2014 Tanker Investments Limited [Member] Teekay Tankers [Member] Subsequent Events [Member] Suezmax Tankers [Member] Vessel	Mar. 31, 2014 Tanker Investments Limited [Member] Teekay Tankers [Member] Subsequent Events [Member] Aframax tankers [Member] Vessel	Jan. 23, 2014 Tanker Investments Limited [Member] Warrant [Member] Subsequent Events [Member] USD ($)	Jan. 23, 2014 Tanker Investments Limited [Member] Warrant [Member] Subsequent Events [Member] Maximum [Member]	Mar. 31, 2014 ALP Maritime Services B.V [Member] Teekay Offshore [Member] Subsequent Events [Member] USD ($)	Mar. 31, 2014 ALP Maritime Services B.V [Member] Teekay Offshore [Member] Subsequent Events [Member] Contingent Consideration [Member] USD ($)	Mar. 31, 2014 ALP Maritime Services B.V [Member] Teekay Offshore [Member] Subsequent Events [Member] Delivered [Member] USD ($)	Mar. 31, 2014 ALP Maritime Services B.V [Member] Teekay Offshore [Member] Subsequent Events [Member] Contingent Consideration On Operating Results [Member] USD ($)	Mar. 31, 2014 ALP Maritime Services B.V [Member] Teekay Offshore [Member] Subsequent Events [Member] Cash [Member] USD ($)	Mar. 31, 2014 ALP Maritime Services B.V [Member] Teekay Offshore [Member] Newbuildings [Member] Subsequent Events [Member] Vessel	Jan. 31, 2014 Tranche One [Member] Tanker Investments Limited [Member] Warrant [Member] Subsequent Events [Member] USD ($)	Jan. 31, 2014 Tranche Two [Member] Tanker Investments Limited [Member] Warrant [Member] Subsequent Events [Member] USD ($)	Jan. 31, 2014 Tranche Three [Member] Tanker Investments Limited [Member] Warrant [Member] Subsequent Events [Member] USD ($)	Jan. 31, 2014 Tranche Four [Member] Tanker Investments Limited [Member] Warrant [Member] Subsequent Events [Member] USD ($)	Jan. 31, 2014 Norwegian Kroner Bond Due In January Two Thousand Nineteen [Member] Teekay Offshore [Member] Subsequent Events [Member] USD ($)	Jan. 31, 2014 Norwegian Kroner Bond Due In January Two Thousand Nineteen [Member] Teekay Offshore [Member] Subsequent Events [Member] NOK
Subsequent Event [Line Items]
Senior unsecured bonds issued																					1,000,000,000
Aggregate principal amount																				162,200,000
Fixed interest rate on loans																				6.28%	6.28%
Purchase of common stock		5,000,000							1,500,000
Issuance of equity private placement		250,000,000
Equity method investment		50,000,000
Purchase price of common stock								$ 10
Fair market value of the shares																$ 12.5	$ 15.0	$ 17.5	$ 20.0
Foreign currency exchange rate								6.17
Consecutive trading days								10 days
Preferred share received			1	1
Preferred stock, voting rights		Each of which entitles the holder to elect one board member
Percentage of combined ownership interest					13.00%
Number of vessels						4	5								4
Percentage of ownership acquired										100.00%
Expected cost of project										258,000,000
Purchase price consideration	253,000,000									6,100,000	3,500,000			2,600,000
Contingent consideration payable	540,000,000											2,400,000	2,600,000
Acquisition related cost										$ 1,000,000